Commitments and Contingencies - NuMiner Machine Purchase Agreement (Details) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended
	Nov. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)
Long-term Purchase Commitment [Line Items]
Provision for losses on deposit for mining equipment		$ 10,000	$ 0	$ 10,000	$ 0
NuMiner
Long-term Purchase Commitment [Line Items]
Deposit Assets	$ 10,000					$ 10,000
Number of units purchased	60,000
Provision for losses on deposit for mining equipment		$ 10,000